Loans and advances to customers - Schedule of Retail UK Mortgages (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 4,903
Exchange and other adjustments	53	£ (85)	[1]	£ 39
Ending balance allowance for expected credit losses	4,084	4,903
Net carrying amount, loans and advances to customers	449,745	454,899	[2]	448,567	[2]
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Charge/(credit) for methodology and model changes in financial assets	74	(96)
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		0
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		0
Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	855
Ending balance allowance for expected credit losses	1,091	855
Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,995
Ending balance allowance for expected credit losses	1,629	1,995
Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,800
Ending balance allowance for expected credit losses	1,151	1,800
POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	253
Ending balance allowance for expected credit losses	213	253
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,207	836
Exchange and other adjustments	120	93
Impact of transfers between stages	156	327
Other changes in credit quality	(39)	63
Additions and repayments	(178)	(95)
(Credit) charge to the income statement	(61)	(295)
Advances written off	(108)	(41)
Recoveries of advances written off in previous years	7	24
Ending balance allowance for expected credit losses	1,105	1,207		836
UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	91	48
Exchange and other adjustments	0	0
Impact of transfers between stages	9	(11)
Other changes in credit quality	43	36
Additions and repayments	19	18
(Credit) charge to the income statement	71	(43)
Ending balance allowance for expected credit losses	161	91		48
UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	552	394
Exchange and other adjustments	0	0
Impact of transfers between stages	(7)	189
Other changes in credit quality	(104)	(21)
Additions and repayments	(49)	(10)
(Credit) charge to the income statement	(160)	(158)
Ending balance allowance for expected credit losses	374	552		394
UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	311	184
Exchange and other adjustments	53	28
Impact of transfers between stages	154	149
Other changes in credit quality	14	(1)
Additions and repayments	(67)	(45)
(Credit) charge to the income statement	101	(103)
Advances written off	(108)	(28)
Recoveries of advances written off in previous years	7	24
Ending balance allowance for expected credit losses	357	311		184
UK mortgages | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	253	210
Exchange and other adjustments	67	65
Other changes in credit quality	8	49
Additions and repayments	(81)	(58)
(Credit) charge to the income statement	(73)	9
Advances written off	0	(13)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	213	253		210
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0
UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0
UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	66	28
Stage 1 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(65)	(27)
Stage 1 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(7)	(14)
Stage 2 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	33	25
Stage 2 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(26)	(11)
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(66)	(63)
Stage 3 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	66	63
Impact of transfers between stages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	156	327
Impact of transfers between stages | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(50)	(25)
Impact of transfers between stages | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	91	254
Impact of transfers between stages | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	115	98
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	257,517	273,629
Beginning balance allowance for expected credit losses	91
Exchange and other adjustments	0	0
Impact of transfers between stages	(921)	(21,380)
Additions and repayments	1,202	5,268
Ending balance retail mortgages gross carrying amount	256,596	257,517		273,629
Ending balance allowance for expected credit losses	161	91
Net carrying amount, loans and advances to customers	256,435	257,426
Charge/(credit) for methodology and model changes in financial assets	91	0
Stage 1 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	12,202	5,107
Stage 1 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(12,673)	(26,043)
Stage 1 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (450)	£ (444)
Stage 1 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.10%	0.00%
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 41,783	£ 21,798
Beginning balance allowance for expected credit losses	552
Exchange and other adjustments	0	0
Impact of transfers between stages	(748)	19,315
Additions and repayments	(1,955)	670
Ending balance retail mortgages gross carrying amount	38,533	41,783		21,798
Ending balance allowance for expected credit losses	374	552
Net carrying amount, loans and advances to customers	38,159	41,231
Charge/(credit) for methodology and model changes in financial assets	(12)	(12)
Stage 2 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(12,195)	(5,096)
Stage 2 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	13,103	26,204
Stage 2 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (1,656)	£ (1,793)
Stage 2 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	1.00%	1.30%
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 3,416	£ 1,940
Beginning balance allowance for expected credit losses	311
Exchange and other adjustments	0	0
Impact of transfers between stages	1,669	2,065
Additions and repayments	(553)	(585)
Advances written off	(108)	(28)
Recoveries of advances written off in previous years	7	24
Ending balance retail mortgages gross carrying amount	4,337	3,416		1,940
Ending balance allowance for expected credit losses	357	311
Net carrying amount, loans and advances to customers	3,980	3,105
Charge/(credit) for methodology and model changes in financial assets	(3)	(55)
Stage 3 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(7)	(11)
Stage 3 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(430)	(161)
Stage 3 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ 2,106	£ 2,237
Stage 3 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	8.20%	9.10%
POCI £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 9,622	£ 10,977
Beginning balance allowance for expected credit losses	253
Exchange and other adjustments	18	12
Additions and repayments	(1,043)	(1,354)
Advances written off	0	(13)
Recoveries of advances written off in previous years	0	0
Ending balance retail mortgages gross carrying amount	7,854	9,622		10,977
Ending balance allowance for expected credit losses	213	253
Net carrying amount, loans and advances to customers	7,641	9,369
Charge/(credit) for methodology and model changes in financial assets	£ (2)	£ (29)
POCI £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	2.70%	2.60%
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 312,338	£ 308,344
Beginning balance allowance for expected credit losses	1,207
Exchange and other adjustments	18	12
Additions and repayments	(2,349)	3,999
Advances written off	(108)	(41)
Recoveries of advances written off in previous years	7	24
Ending balance retail mortgages gross carrying amount	307,320	312,338		£ 308,344
Ending balance allowance for expected credit losses	1,105	1,207
Net carrying amount, loans and advances to customers	£ 306,215	£ 311,131
UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.40%	0.40%

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.